Short term investments - available for sale (Tables)	12 Months Ended
Dec. 31, 2012
Cost and Fair Value of Investments
	December 31,	December 31,
	2012	2011
	(in thousands)

At start of year	$54,940	$-
Additions	102,575	56,000
Disposals	(82,193)	(438)
Unrealized capital gain/(loss) - investments	861	(622)

At end of year	$76,183	$54,940